UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:



	Steven N. Palmer			Kansas City, MO		August 6, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	142,734

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     3581    87660 SH       SOLE                    87660
3M Co                          COM              604059105      205     1668 SH       SOLE                     1668
AOL Time Warner Inc            COM              00184A105     2317   157545 SH       SOLE
157545
Abbott Laboratories            COM              002824100      249     6605 SH       SOLE                     6605
Agilent Technologies           COM              00846U101      945    39946 SH       SOLE                    39946
American Express               COM              025816109      352     9687 SH       SOLE                     9687
Amgen Inc                      COM              031162100     7930   189343 SH       SOLE                   189343
Automatic Data Proc            COM              053015103     7095   162917 SH       SOLE                   162917
BP PLC ADR                     COM              055622104     4123    81656 SH       SOLE                    81656
BankAmerica Corp               COM              06605F102     9557   135823 SH       SOLE                   135823
Berkshire Hath/B               COM              084670207      398      178 SH       SOLE                      178
Bristol-Myers Squibb           COM              110122108     1163    45246 SH       SOLE                    45246
Cablevision NY Grp             COM              12686C109      527    55750 SH       SOLE                    55750
Cerner Corp                    COM              156782104     7407   154867 SH       SOLE                   154867
ChevronTexaco Corp             COM              166764100      689     7788 SH       SOLE                     7788
Chiron Corp                    COM              170040109      611    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     6257   448503 SH       SOLE                   448503
Citigroup Inc                  COM              172967101     9226   238079 SH       SOLE                   238079
Coca Cola                      COM              191216100     1735    30991 SH       SOLE                    30991
Commerce Bancshares            COM              200525103     1001    22625 SH       SOLE                    22625
ConAgra Inc                    COM              205887102      274     9915 SH       SOLE                     9915
Disney, Walt Co                COM              254687106     3869   204704 SH       SOLE                   204704
DuPont(EI) DeNemours           COM              263534109     1251    28178 SH       SOLE                    28178
Electronic Data Sys            COM              285661104      908    24435 SH       SOLE                    24435
Expeditors Intl Wash           COM              302130109      355    10700 SH       SOLE                    10700
Exxon Mobil                    COM              30231G102     1415    34572 SH       SOLE                    34572
General Electric               COM              369604103    10190   350770 SH       SOLE                   350770
Genzyme Corp                   COM              372917104      504    26200 SH       SOLE                    26200
Int'l Business Mach            COM              459200101      442     6139 SH       SOLE                     6139
Intel                          COM              458140100     3695   202264 SH       SOLE                   202264
Jack Henry                     COM              426281101     9507   569625 SH       SOLE                   569625
Johnson & Johnson              COM              478160104     7305   139782 SH       SOLE                   139782
Merck & Co                     COM              589331107     5736   113266 SH       SOLE                   113266
Microsoft Corp                 COM              594918104     8720   159406 SH       SOLE                   159406
Motorola, Inc                  COM              620076109     1023    70950 SH       SOLE                    70950
Nextel Comm                    COM              65332V103     1172   365034 SH       SOLE                   365034
Novamed Eyecare                COM              66986W108      159   217136 SH       SOLE                   217136
Paychex Inc                    COM              704326107     2694    86084 SH       SOLE                    86084
Pfizer Inc                     COM              717081103     2531    72326 SH       SOLE                    72326
Procter & Gamble               COM              742718109     1824    20431 SH       SOLE                    20431
Progressive Corp Ohio          COM              793315103      234     4050 SH       SOLE                     4050
Royal Dutch Petro              COM              780257804     3088    55876 SH       SOLE                    55876
SBC Communications             COM              78387G103      283     9267 SH       SOLE                     9267
Schlumberger Ltd               COM              806857108     3364    72342 SH       SOLE                    72342
Sealed Air Corp                COM              812115103      737    18295 SH       SOLE                    18295
Student Loan Corp              COM              863902102     2709    32700 SH       SOLE                    32700
Sun Microsystems Inc           COM              866810104      102    20305 SH       SOLE                    20305
Target Corp                    COM              87612E106      226     5930 SH       SOLE                     5930
Tyco Intl LTD New              COM              902124106      165    12214 SH       SOLE                    12214
Verizon Comm                   COM              92343V104      294     7312 SH       SOLE                     7312
Wal-Mart Stores                COM              931142103      562    10225 SH       SOLE                    10225
Wyeth                          COM              983024100     1163    22723 SH       SOLE                    22723
Am Cent-20th Cent Ult          MUT              025083882      248 10222.076SH       SOLE
10222.076
Fid Low Price Stk              MUT              316345305      239 8163.241 SH       SOLE                 8163.241
Fid Mid-Cap Stk                MUT              316128404      380 20582.897SH       SOLE                20582.897